Investment Contracts - Summary of Investment Contracts for General Account (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of investment contracts general account [Line Items]
Beginning balance	€ 18,594	€ 18,048
Deposits	16,189	13,234
Withdrawals	(16,047)	(13,768)
Investment contracts liabilities released	(15)	(23)
Interest credited	246	247
Net exchange differences	(709)	140
Transfer to/from other headings	2,828	724
Other	(12)	(7)
Ending balance	21,075	18,594
Institutional guaranteed products	295	339
Fixed annuities	7,786	6,237
Savings accounts	12,540	11,517
Investment contracts with discretionary participation features	185	211
Other	268	289
Investment contracts liabilities	21,075	18,594	€ 18,048
Without Discretionary Participation Features [member]
Disclosure of investment contracts general account [Line Items]
Beginning balance	18,382	17,825
Deposits	16,189	13,234
Withdrawals	(16,047)	(13,768)
Interest credited	246	247
Net exchange differences	(698)	128
Transfer to/from other headings	2,828	724
Other	(12)	(7)
Ending balance	20,889	18,382
With Discretionary Participation Features [member]
Disclosure of investment contracts general account [Line Items]
Beginning balance	211	223
Investment contracts liabilities released	(15)	(23)
Net exchange differences	(11)	12
Ending balance	€ 185	€ 211